Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Summary of Significant Accounting Policies [Line Items]
Amortized on a straight-line basis	10 years
Revenue	$ 918,554	$ 193,339
Interest and penalties	0
Materials [Member]
Summary of Significant Accounting Policies [Line Items]
Government contracts	1,323,237
Government Contracts [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue	853,798
Revenue from remaining performance obligations	690,825
Sampling Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue	$ 64,756